Note 5 - Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013	Oct. 31, 2013
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill, Impairment Loss (in Dollars)	$ 0
Goodwill	1,405,300,000		989,800,000
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	16 years
Amortization of Intangible Assets	67,400,000	27,100,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four	111,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five	111,000,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	111,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two	111,000,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three	111,000,000
Customer Relationships [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Customer Relationships [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	8 years
Customer Relationships [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years
Developed Technology Rights [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	12 years
Developed Technology Rights [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Developed Technology Rights [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	14 years
Trade Names [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Trade Names [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Trade Names [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years
Noncompete Agreements [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Noncompete Agreements [Member] | Minimum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year
Noncompete Agreements [Member] | Maximum [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years
Offshore [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	7.60%
Goodwill	364,000,000
ASF Americas [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	11.10%
Goodwill	78,300,000
Predecessor [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill		476,200,000		471,800,000
Amortization of Intangible Assets			8,900,000
Successor [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Goodwill	1,405,300,000		989,800,000
Amortization of Intangible Assets			22,400,000
Trade Names [Member]
Note 5 - Goodwill and Intangible Assets (Details) [Line Items]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	$ 69,300,000		$ 70,900,000